13. GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2021
Selling, general and administrative expense [abstract]
Schedule of general and administrative expenses

	For the three-month periods ended		For the six-month periods ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	$	$	$	$
Wages and benefits	933	287	2,193	849
Share-based compensation	5,250	115	5,735	153
Professional fees	1,072	198	2,204	499
Consulting fees	155	27	435	75
Travelling, representation and convention	79	49	205	176
Office and administration	1,227	189	1,468	366
Stock exchange, authorities, and communication	477	38	760	39
Depreciation and amortization	168	207	365	414
Other financial fees	9	27	17	59
General and administrative expenses	9,370	1,137	13,382	2,630